Sep. 13, 2017
BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon Short-Term U.S. Government Securities Fund
September 13, 2017 BNY MELLON FUNDS TRUST –BNY Mellon Short-Term U.S. Government Securities Fund Supplement to Prospectus dated December 30, 2016

Effective on or about October 30, 2017, the following information supersedes and replaces the first paragraph in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Short-Term U.S. Government Securities Fund – Principal Investment Strategy":

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.